Summary of Significant Accounting Policies (Tables)	12 Months Ended	15 Months Ended
	Sep. 30, 2013	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
		September 30,	Reclassification
Warrants	At Inception	2013	Date
Risk–free interest rate	0.28%	0.10%	0.13%
Expected life of options (years)	1.49	1.25	1.03
Annualized volatility	81.57%	77.51%	107.62%
Stock price	$0.61	$0.65	$0.25
Dividend rate	0.00%	0.00%	0.00%

		September 30,
Embedded conversion option	At Inception	2014
Risk–free interest rate	3.13%	3.21%
Expected life of options (years)	29.58	29.48
Annualized volatility	100.71%	100.07%
Stock price	$0.26	$0.18
Dividend rate	0.00%	0.00%